Jun. 22, 2015
Tocqueville Alternative Strategies Fund
Tocqueville Alternative Strategies Fund
Supplement dated June 22, 2015

to the

Prospectus and Statement of Additional Information (“SAI”)

dated February 27, 2015

The Tocqueville Alternative Strategies Fund

a series of Tocqueville Trust (the “Trust”)

On June 18, 2015, the Board of Trustees of the Trust approved the elimination of the redemption fee for the Fund effective July 1, 2015. Accordingly, all references to the redemption fee for the Fund are hereby removed from the Trust’s Prospectus and SAI effective July 1, 2015.

Please retain this supplement with your Prospectus and SAI.